Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$123,133,439.13	0.3078336	$103,478,827.59	0.2586971	$19,654,611.54
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$335,783,439.13	0.2684871	$316,128,827.59	0.2527716	$19,654,611.54

Weighted Avg. Coupon (WAC)	3.12%		3.13%
Weighted Avg. Remaining Maturity (WARM)	28.83		27.96
Pool Receivables Balance	$363,812,649.29		$343,512,688.93
Remaining Number of Receivables	41,728		40,732

Adjusted Pool Balance	$354,685,134.32		$335,030,522.78

III. COLLECTIONS

Principal:
Principal Collections	$19,651,384.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$418,832.80
Total Principal Collections	$20,070,217.47

Interest:
Interest Collections	$924,745.07
Late Fees & Other Charges	$47,828.50
Interest on Repurchase Principal	$-
Total Interest Collections	$972,573.57

Collection Account Interest	$13,609.21
Reserve Account Interest	$2,281.32
Servicer Advances	$-

Total Collections	$21,058,681.57

1 of 3

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$21,058,681.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,058,681.57

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$303,177.21	$-	$303,177.21	$303,177.21
	Collection Account Interest					$13,609.21
	Late Fees & Other Charges					$47,828.50
Total due to Servicer						$364,614.92

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$107,741.76		$107,741.76
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$254,137.68		$254,137.68	$254,137.68

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$20,287,090.97

9.	Regular Principal Distribution Amount:					$19,654,611.54

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$19,654,611.54
	Class A-4 Notes				$-
	Class A Notes Total:		$19,654,611.54		$19,654,611.54
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$19,654,611.54		$19,654,611.54

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					632,479.43

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,127,514.97
Beginning Period Amount	$9,127,514.97
Current Period Amortization	$645,348.82
Ending Period Required Amount	$8,482,166.15
Ending Period Amount	$8,482,166.15
Next Distribution Date Required Amount	$7,862,366.87

2 of 3

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.33%	5.64%	5.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.62%	40,170	97.89%	$336,264,084.31
30 - 60 Days	1.10%	449	1.67%	$5,741,942.42
61 - 90 Days	0.23%	92	0.37%	$1,265,055.15
91-120 Days	0.05%	21	0.07%	$241,607.05
121 + Days	0.00%	0	0.00%	$-
Total		40,732		$343,512,688.93

Delinquent Receivables 30+ Days Past Due
Current Period	1.38%	562	2.11%	$7,248,604.62
1st Preceding Collection Period	1.21%	503	1.81%	$6,588,778.31
2nd Preceding Collection Period	1.13%	487	1.70%	$6,560,831.88
3rd Preceding Collection Period	1.07%	473	1.66%	$6,790,589.26
Four-Month Average	1.20%		1.82%

Repossession in Current Period		35		$430,788.70
Repossession Inventory		87		$339,028.66

Current Charge-Offs
Gross Principal of Charge-Offs				$648,575.69
Recoveries				$(418,832.80)
Net Loss				$229,742.89

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.76%

Average Pool Balance for Current Period				$353,662,669.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.78%
1st Preceding Collection Period				0.50%
2nd Preceding Collection Period				0.55%
3rd Preceding Collection Period				0.61%
Four-Month Average				0.61%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		50	2,064	$29,948,778.24
Recoveries		61	1,849	$(16,178,656.38)
Net Loss				$13,770,121.86
Cumulative Net Loss as a % of Initial Pool Balance				1.06%

Net Loss for Receivables that have experienced a Net Loss *		34	1,625	$13,812,175.80
Average Net Loss for Receivables that have experienced a Net Loss				$8,499.80

Principal Balance of Extensions				$1,671,292.18
Number of Extensions				120

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3